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March 25, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Pacific Horizon Funds, Inc.
      Registration Nos. 2-81110 and 811-4293

Ladies and Gentlemen:

On behalf of Pacific Horizon Funds, Inc. ("Pacific Horizon") and pursuant to Rule 497(e) of the Securities Act of 1933, attached herewith for filing please find supplements dated March 25, 1998 to Pacific Horizon's Asset Allocation Fund and Aggressive Growth Fund Prospectuses dated June 24, 1997.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-1152.

Very truly yours,

/s/ Kenneth L. Greenberg




                   PACIFIC HORIZON AGGRESSIVE GROWTH FUND
     Supplement dated March 25, 1998 to Prospectus dated June 24, 1997

Effective March 19, 1998, James L. Callinan is responsible for managing the Aggressive Growth Fund. Mr. Callinan has managed the Robertson Stephens Emerging Growth Fund since July 1996. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, an M.S. in accounting from New York University, an M.B.A. from Harvard Business School, and is a Chartered Financial Analyst.





                    PACIFIC HORIZON ASSET ALLOCATION FUND
      Supplement dated March 25, 1998 to Prospectus dated June 24, 1997

Effective March 20, 1998, an investment management team headed by James Miller, Chief Investment Officer of Quantitative Based Equity Management for Robertson Stephens & Company Investment Management, L.P. ("RSIM, L.P.") is responsible for the day-to-day investment activities of the equity portion of the Asset Allocation Fund. Mr. Miller has been associated with RSIM, L.P. and its predecessors since 1988. His team has been managing the Pacific Horizon Blue Chip Fund since 1995. Mr. Miller received his B.S. and M.B.A. degrees from Lehigh University, is a Chartered Financial Analyst, a member of the Association of Investment Management and Research and a former Director of the Investment Analysts Society of Chicago.